INVESTMENTS - Equity securities without readily determinable fair values (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INVESTMENTS
Initial cost	¥ 51,523,212	$ 7,256,893	¥ 51,523,212
Cumulative unrealized gains	302,931	42,667	302,931
Cumulative unrealized losses (including impairment)	(42,000,000)	(5,915,576)	(42,000,000)
Total carrying value	¥ 9,826,143	$ 1,383,984	¥ 9,826,143